Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	381,667
Maximum Aggregate Offering Price	$ 28,394,340.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,921.26
Offering Note	Note 1.a. The number of shares of common stock, par value $0.01 per share, of Ballston Spa Bancorp, Inc. ("Ballston" and, such shares, the "Ballston common stock") being registered is based upon (i) the exchange ratio of 0.8065 shares of Ballston common stock for each share of common stock, par value $0.01 per share, of NBC Bancorp ("NBC" and, such shares, the "NBC common stock") multiplied by (ii) an estimate of the maximum number of shares of NBC common stock issued and outstanding as of November 20, 2025 or issuable or expected to be exchanged (including in respect of NBC equity awards) in connection with the merger of NBC with and into Ballston (the "merger"), which collectively equals 381,667. Note 1.b. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (i) the average of the bid and ask prices of NBC common stock as reported on the OTC Markets OTCPK on November 14, 2025 ($60.00) multiplied by (ii) the estimated maximum number of shares of NBC common stock to be converted in the merger (473,239). Note 1.c. Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001381.